Significant Accounting Policies - Schedule of Subsidiaries Consolidated Financial Statements (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SignificantAccountingPracticesLineItems [Line Items]
Ownership			50.00%
Canada Inc [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	[1]	3537137 Canada Inc.
Place of Incorporation		Canada
Principal Activity		Holding Company. Wholly-owned subsidiary of the Company.
Ownership		100.00%
Pebble Services Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Pebble Services Inc.
Place of Incorporation		Nevada, USA
Principal Activity		Management and services company. Wholly-owned subsidiary of the Company.
Ownership		100.00%
Northern Dynasty Partnership [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Northern Dynasty Partnership
Place of Incorporation		Alaska, USA
Principal Activity		Holds 99.9% interest in the Pebble Limited Partnership and 100% of Pebble Mines Corp.
Ownership		100.00%
Pebble Limited Partnership [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Pebble Limited Partnership
Place of Incorporation		Alaska, USA
Principal Activity		Limited Partnership. Ownership and Exploration of the Pebble Project.
Ownership		100.00%
Pebble Mines Corp. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Pebble Mines Corp.
Place of Incorporation		Delaware, USA
Principal Activity		General Partner. Holds 0.1% interest in the Pebble Limited Partnership.
Ownership		100.00%
Pebble West Claims Corporation [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	[2]	Pebble West Claims Corporation
Place of Incorporation		Alaska, USA
Principal Activity		Holding Company. Subsidiary of the Pebble Limited Partnership.
Ownership		100.00%
Pebble East Claims Corporation [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	[2]	Pebble East Claims Corporation
Place of Incorporation		Alaska, USA
Principal Activity		Holding Company. Subsidiary of the Pebble Limited Partnership.
Ownership		100.00%
U5 Resources Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		U5 Resources Inc.
Place of Incorporation		Nevada, USA
Principal Activity		Holding Company. Wholly-owned subsidiary of the Company.
Ownership		100.00%
Cannon Point Resources Ltd. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Cannon Point Resources Ltd.
Place of Incorporation		British Columbia, Canada
Principal Activity		Not active. Wholly-owned subsidiary of the Company.
Ownership		100.00%
MGL Subco Ltd. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		MGL Subco Ltd.
Place of Incorporation		British Columbia, Canada
Principal Activity		Not active. Wholly-owned subsidiary of the Company.
Ownership		100.00%
Delta Minerals Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Delta Minerals Inc.
Place of Incorporation		British Columbia, Canada
Principal Activity		Not active. Wholly-owned subsidiary of MGL Subco Ltd.
Ownership		100.00%
Imperial Gold Corporation [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Imperial Gold Corporation
Place of Incorporation		British Columbia, Canada
Principal Activity		Not active. Wholly-owned subsidiary of Delta Minerals Inc.
Ownership		100.00%
Yuma Gold Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary		Yuma Gold Inc.
Place of Incorporation		Nevada, USA
Principal Activity		Not active. Wholly-owned subsidiary of Imperial Gold Corporation.
Ownership		100.00%

[1]	Holds a 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.
[2]	Both entities together hold 2,402 claims comprising the Pebble Project.